                                                  Filed pursuant to Rule 497(e).
                                        Registration Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated January 30, 2003
                   to the Statement of Additional Information
                             Dated December 31, 2002

        Disclosure Relating to the RCM Funds' Portfolio Management Teams

The disclosure under the subsection captioned "RCM Funds' Portfolio Management Teams" under the section of the Statement of Additional Information captioned "Other Information" is revised to reflect the fact that Mary M. Bersot is no longer a member of the Large-Cap Equity Portfolio Management Team. All references to Mary M. Bersot should be removed from this subsection. This subsection is further revised to indicate that, in addition to the positions already set forth under "RCM Funds' Portfolio Management Teams," Joanne L. Howard is now the co-CIO for the Large-Cap Equity Portfolio Management Team.

                                                  Filed pursuant to Rule 497(e).
                                        Registration Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated January 30, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

     Disclosure Relating to the PIMCO CCM Mega-Cap Fund, PIMCO CCM Capital Appreciation Fund, PIMCO CCM Mid-Cap Fund and PIMCO CCM Emerging Companies Fund

Effective immediately, Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Mega-Cap Fund, PIMCO CCM Capital Appreciation Fund, PIMCO CCM Mid-Cap Fund and PIMCO CCM Emerging Companies Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                        Registration Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated January 30, 2003
                      to the Prospectus for Class D Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

         Disclosure Relating to the PIMCO CCM Capital Appreciation Fund
                           and PIMCO CCM Mid-Cap Fund

Effective immediately, Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Capital Appreciation Fund and PIMCO CCM Mid-Cap Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                        Registration Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated January 30, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

         Disclosure Relating to the PIMCO CCM Capital Appreciation Fund
                           and PIMCO CCM Mid-Cap Fund

Effective immediately, Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Capital Appreciation Fund and PIMCO CCM Mid-Cap Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                        Registration Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated January 30, 2003
                      to the Prospectus for Class R Shares
                             Dated December 31, 2002

         Disclosure Relating to the PIMCO CCM Capital Appreciation Fund
                           and PIMCO CCM Mid-Cap Fund

Effective immediately, Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Capital Appreciation Fund and PIMCO CCM Mid-Cap Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.